Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (Deferred Sales Inducements) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
DSI
Balance at January 1,	$ 515	$ 566	$ 669
Capitalization	3	3	5
Amortization	(83)	(72)	(80)
Unrealized investment gains (losses)	(3)	18	(28)
Balance at December 31,	$ 432	$ 515	$ 566